Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in carrying amount of goodwill

The following table summarizes changes in the carrying amount of goodwill for the years ended December 31, 2021, 2020 and 2019 (in thousands):

Balance as of Balance of January 1, 2019	$705
Acquisitions	30,949
Balance as of January 1, 2020	31,654
Measurement period adjustments	(12,848)
Effect of change in foreign currency exchange rates	(12)
Impairment loss (a)	(18,089)
Balance as of January 1, 2021	705
Measurement period adjustments	186
Impairment (b,c,d,f)	(101,470)

Acquisitions	117,445
Effect of change in foreign currency exchange rates	(1)
Disposal of Grapevine (e)	(704)
Balance as of December 31, 2021	$16,161

(a)

Throughout 2020, the Company pursued its initial business goals for DBOT involving the sale of digital securities and brokering commodity products, more specifically investigating applications to new and underserved markets, or targeting of specific transactions, such as the origination of foreign securities, the formation of an investment vehicle with a third-party, or the securitization of digital assets. These efforts did not come to fruition, and the Company concluded sufficient impairment indicators existed to evaluate the fair value of DBOT’s intangible assets. As part of this fair value analysis, the Company determined that the goodwill associated with the DBOT acquisition was fully impaired and recorded an impairment loss of $9.3 million. Refer to Note 11 for information regarding the impairment of the continuing membership agreement and customer list.

The Company acquired Tree Technologies in December, 2019 and determined that there were immaterial errors in the initial accounting for the acquisition. A deferred tax liability should have been recorded in connection with the acquisition, with a corresponding amount of goodwill of $8.3 million. Tree Technologies business objectives developed more slowly than originally projected, due to a revaluation of the market opportunity, both in the context of the time and amount of investment required to achieve the originally projected results, and further complicated by various factors, including COVID-19, the temporary closures of businesses in the area, which resulted in the lack of demand for motorbikes, rolling business and government shutdowns, and supply chain constraints. The Company determined that sufficient impairment indicators existed and decided to perform a quantitative impairment analysis in the three months ended December 31, 2020.

Under the income approach, the Company estimated the fair value of Tree Technologies based on the present value of estimated future cash flows which are Level 3 unobservable inputs in the fair value hierarchy. The Company utilized cash flow projections based on information known and knowable at that time, and included management’s estimates of revenue growth rates and operating margins, taking into consideration the historical performance and the then current macroeconomic industry and market conditions. The Company based the discount rate on the weighted-average cost of capital adjusted for the relevant risk associated with business-specific characteristics and the uncertainty related to Tree Technologies’ ability to execute on its business plan.

(b)

On July 26, 2021, Timios experienced a systems outage that was caused by a cybersecurity incident, which caused disruption to parts of Timios’ business, including its ability to perform its mortgage title, closing and escrow services offerings. This resulted in an adverse impact on Timios’ revenues in that one significant customer was lost and other customers have reduced their volume.

The Company determined that an indicator of potential impairment existed and decided to perform an interim quantitative tangible and intangible asset and goodwill impairment tests for its Timios reporting unit.

Based on the results of this interim quantitative impairment test, the fair value of the Timios reporting unit was below the carrying value of its net assets. The decline in the fair value of the Timios reporting unit resulted from the cybersecurity event described above, which lowered the projected revenue and profitability levels of the reporting unit. The fair value of the Timios reporting unit was based on the income approach. Under the income approach, the Company estimated the fair value of the reporting unit based on the present value of estimated future cash flows which are Level 3 unobservable inputs in the fair value hierarchy. The Company prepared cash flow projections based on management’s estimates of revenue growth rates and operating margins, taking into consideration the historical performance and the current macroeconomic industry and market conditions. The Company based the discount rate on the weighted-average cost of capital adjusted for the relevant risk associated with business-specific characteristics and the uncertainty related to the Timios’ ability to execute on the projected cash flows. The fair value of Timios’ reporting unit is based on management’s best estimates, and should actual results differ from those estimates, future impairment charges may be required in future periods.

The quantitative analysis indicated that the carrying amount of the Timios reporting unit exceeded its fair value by $19.5 million. As a result, the Company recorded a goodwill impairment charge of $5.6 million, and impairment charges related to the Timios tradename and lender relationships of $0.7 million and $13.2 million, respectively, in the three months ended September 30, 2021.

(c)

For the year ended December 31, 2021, market conditions and supply chain issues have had an adverse impact on WAVE’s business forecasts. The projections have negatively impacted WAVE’s performance, resulting in lower gross margins and revenue forecasts being reduced. As a result, the Company recorded a goodwill impairment charge of $35.7 million for the year ended December 31, 2021.

(d)

For the period ended December 31, 2021, market conditions and supply chain issues have had an adverse impact on US Hybrid’s business forecasts. The projections have negatively impacted US Hybrid’s performance, resulting in lower gross margins and revenue forecasts being reduced. As a result, the Company recorded a goodwill impairment charge of $42.2 million for the year ended December 31, 2021.

(e)	During the three months ended June 30, 2021, the Company completed the sale of Grapevine. Refer to Note 8 for additional information.
(f)

For the period ended December 31, 2021, market conditions and supply chain issues have had an adverse impact on Solectrac’s business forecasts. The projections have negatively impacted Solectrac’s performance, resulting in lower gross margins and revenue forecasts being reduced. As a result, the Company recorded a goodwill impairment charge of $17.7 million for the year ended December 31, 2021.

Schedule of amortizing and indefinite lived intangible assets

The following table summarizes information regarding amortizing and indefinite lived intangible assets (in thousands):

	June 30, 2022					December 31, 2021
	Weighted
	Average
	Remaining	Gross				Gross
	Useful Life	Carrying	Accumulated	Impairment	Net	Carrying	Accumulated	Impairment	Net
	(in years)	Amount	Amortization	Loss	Balance	Amount	Amortization	Loss	Balance
Amortizing Intangible Assets
Continuing membership agreement (a)	17	$1,179	$(665)	$—	$514	$1,179	$(649)	$—	$530
Patents, trademarks and brands (d,f,h,i)	38.2	22,509	(1,050)	(1,132)	20,327	39,820	(2,715)	(30,492)	6,613
Customer relationships	14.2	13,558	(339)	—	13,219			—
Land use rights (c)	96.5	25,672	(519)	—	25,153	27,102	(411)	—	26,691
Licenses (d)	13.5	1,000	(99)	—	901	1,000	(65)	—	935
Lender relationships (d)	5.5	16,600	(1,836)	(12,551)	2,213	16,600	(1,638)	(12,550)	2,412
Internally developed software (e)	2.1	765	(149)	—	616	452	(76)	—	376
Software (h,j)	11.7	4,491	(736)	—	3,755	4,492	(178)	—	4,314
Non-compete (i)	0	—	—	—	—	520	(57)	(463)	—
Technology (h,i)	7.7	17,730	(692)	—	17,038	7,460	(347)	(7,113)	—
Assembled workforce	1.4	150	(44)	—	106	150	(6)	—	144
Total		103,654	(6,129)	(13,683)	83,842	98,775	(6,142)	(50,618)	42,015
Indefinite lived intangible assets
Timios Title plant (d)		500	—	—	500	500	—	—	500
Website name		25	—	—	25	25	—	—	25
Title License		6	—	(6)	—	6	—	—	6
Patent		—	—	—	—	—	—	—	—
Total		$104,185	$(6,129)	$(13,689)	$84,367	$99,306	$(6,142)	$(50,618)	$42,546
(a)	During the three months ended September 30, 2019 the Company completed the acquisition of additional shares in DBOT, which increased its ownership to 99.0%. Intangible assets of $8.3 million were recognized on the date of acquisition. As part of the determination of the fair value of DBOT’s intangible assets mentioned above, the Company utilized the cost method to determine the fair value of the continuing membership agreement, and determined the fair value was $0.6 million, and recorded an impairment loss of $7.1 million. The Company also recorded an impairment loss of $30,000 related to DBOT’s customer list. Refer to Note 7 for additional information related to the acquisition.
(b)	During the three months ended December 31, 2021, the Company completed the acquisition of a 51.0% interest in Tree Technologies, a Malaysian company engaged in the EV market. As part of the acquisition, Tree Technologies acquired an exclusive right to market and distribute the EVs manufactured by Tree Manufacturing. Upon acquisition, the fair value of this agreement was determined to be $11.3 million. In the three months ended December 31, 2020, Tree Technologies obtained a domestic EV manufacturing license in Malaysia; and therefore determined it would not purchase vehicles from Tree Manufacturing. The Company subsequently severed all commercial relationships with Tree Manufacturing. Accordingly, the Company determined there was no underlying value to the marketing and distribution agreement, and recorded an impairment loss of $12.5 million. Refer to Note 7 for additional information related to the acquisition.
(c)	During the three months ended March 31, 2022, the Company completed the acquisition of 100.0% interest in Timios. Refer to Note 7 for additional information related to the acquisition.
(d)	Relates to software development costs capitalized during the three months ended September 30, 2021 at Timios. The asset was placed into service in July 2021.
(e)	During three months ended March 31, 2021, the Company completed the acquisition of 100.0% interest in WAVE. Refer to Note 7 for additional information related to the acquisition.
(f)	During the three months ended June 30, 2021, the Company completed a stock purchase agreement with FNL, pursuant to which Ideanomics made an investment into FNL, including cash, Ideanomics common stock, and 100% of the common stock outstanding of Grapevine.
(g)	During three months ended June 30, 2021, the Company completed the acquisition of privately held Solectrac. Solectrac develops 100% battery-powered, all-electric tractors for agriculture and utility operations. Refer to Note 7 for additional information related to the acquisition.
(h)	During three months ended June 30, 2021, the Company completed the acquisition of privately held US Hybrid Corporation. US Hybrid specializes in the design and manufacturing of zero-emission electric powertrain components. Refer to Note 7 for additional information related to the acquisition.
(i)	Relates to software costs capitalized during the nine months ended September 30, 2021.

The following table summarizes information regarding amortizing and indefinite lived intangible assets (in thousands):

		December 31, 2021				December 31, 2020
	Weight
	Average	Gross				Gross
	Remaining	Carrying	Accumulated	Impairment	Net	Carrying	Accumulated	Net
	Useful Life	Amount	Amortization	Loss	Balance	Amount	Amortization	Balance
Amortizing Intangible Assets
Influencer network (a,g)	—	$—	$—	$—	$—	$1,137	$(462)	$675
Customer contract (a,g)	—	—	—	—	—	500	(389)	111
Continuing membership agreement (b)	17.5	1,179	(649)	—	530	1,179	(619)	560
Patents, trademarks and brands (a,d,g,f,h,i)	57.0	39,820	(2,715)	(30,492)	6,613	110	(17)	93
Technology platform (a,g)	—	—	—	—	—	290	(97)	193
Land use rights (c)	97.0	27,102	(411)	—	26,691	28,162	(142)	28,020
Licenses (d)	14.0	1,000	(65)	—	935	—	—	—
Lender relationships (d)	6.0	16,600	(1,638)	(12,550)	2,412	—	—	—
Internally developed software (e)	2.6	452	(76)	—	376	—	—	—
Software (h,j)	13.7	4,492	(178)	—	4,314	—	—	—
Non-compete (i)	4.5	520	(57)	(463)	—	—	—	—
Technology (h,i)	21.9	7,460	(347)	(7,113)	—	—	—	—
Assembled workforce	1.9	150	(6)	—	144	—	—	—
Total		98,775	(6,142)	(50,618)	42,015	31,378	(1,726)	29,652
Indefinite lived intangible assets
Title plant (d)		500	—	—	500	—	—	—
Website name		25	—	—	25	25	—	25
Title License		6	—	—	6	—	—	—
Patent		—	—	—	—	28	—	28
Total		$99,306	$(6,142)	$(50,618)	$42,546	$31,431	$(1,726)	$29,705

(a)

During the three months ended September 30, 2018, the Company completed the acquisition of 65.7% share of Grapevine. Refer to Note 8. In connection with the previously mentioned business analysis of Grapevine, the Company determined that the attrition rate of the influencer network had accelerated, and performed an impairment analysis, and recorded an impairment loss of $0.8 million. As a result of this analysis of the influencer network, the Company also determined that the remaining useful life of the influencer network should be reduced to two years, effective January 1, 2021.

(b)

During the three months ended September 30, 2019, the Company completed the acquisition of additional shares in DBOT, which increased its ownership to 99.0%. Intangible assets of $8.3 million were recognized on the date of acquisition. As part of the determination of the fair value of DBOT’s intangible assets mentioned above, the Company utilized the cost method to determine the fair value of the continuing membership agreement, and determined the fair value was $0.6 million, and recorded an impairment loss of $7.1 million. The Company also recorded an impairment loss of $30,000 related to DBOT’s customer list. Refer to Note 8 for additional information related to the acquisition.

(c)

During the three months ended December 31, 2019, the Company completed the acquisition of a 51.0% interest in Tree Technologies, a Malaysian company engaged in the EV market. As part of the acquisition, Tree Technologies acquired an exclusive right to market and distribute the EVs manufactured by Tree Manufacturing. Upon acquisition, the fair value of this agreement was determined to be $11.3 million. In the three months ended December 31, 2020, Tree Technologies obtained a domestic EV manufacturing license in Malaysia; and therefore determined it would not purchase vehicles from Tree Manufacturing. The Company subsequently severed all commercial relationships with Tree Manufacturing. Accordingly, the Company determined there was no underlying value to the marketing and distribution agreement, and recorded an impairment loss of $12.5 million. Refer to Note 8 for additional information related to the acquisition.

(d)	During the three months ended March 31. 2021, the Company completed the acquisition of 100.0% interest in Timios. Refer to Note 8 for additional information related to the acquisition.
(e)	Relates to software development costs capitalized during the three months ended September 30, 2021 at Timios. The asset was placed into service in July 2021.
(f)	During three months ended March 31, 2021, the Company completed the acquisition of 100% interest in WAVE. Refer to Note 8 for additional information related to the acquisition.
(g)

During the three months ended June 30, 2021, the Company completed a stock purchase agreement with FNL, pursuant to which Ideanomics made an investment into FNL, including cash, Ideanomics common stock, and 100% of the common stock outstanding of Grapevine.

(h)

During three months ended June 30, 2021, the Company completed the acquisition of privately held Solectrac. Solectrac develops 100% battery-powered, all-electric tractors for agriculture and utility operations. Refer to Note 8 for additional information related to the acquisition.

(i)

During three months ended June 30, 2021, the Company completed the acquisition of privately held US Hybrid Corporation. US Hybrid specializes in the design and manufacturing of zero-emission electric powertrain components. Refer to Note 8 for additional information related to the acquisition.

(j)	Relates to software costs capitalized during the three months ended September 30, 2021.

Schedule of amortization expense

The estimated amortization expense related to these intangible assets for each of the years subsequent to June 30, 2022 is as follows (amounts in thousands):

2022 remaining	$1,847
2023	3,694
2024	3,694
2025	3,694
2026	3,694
2027 and beyond	26,954
Total	$43,577

The estimated amortization expense adjusted for the impairment related to the remaining intangible assets for each of the years subsequent to June 30, 2022 is as follows (amounts in thousands):

2022 remaining	$466
2023	932
2024	933
2025	933
2026	933
2026 and beyond	5,296
Total	$9,493

The following table summarizes the expected amortization expense for the following years (in thousands):

Amortization to be
Years ending June 30,	recognized
(excluding the three months ended March 31, 2022)	$3,180
2023	6,347
2024	6,202
2025	5,500
2026	5,546
2026 and thereafter	57,067
Total	$83,842

Excluding the impact of any impairments, the estimated amortization expense related to these intangible assets for each of the years subsequent to December 31, 2021 is as follows (amounts in thousands):

2022 remaining	$6,511
2023	6,511
2024	6,511
2025	6,511
2026	6,511
2027 and beyond	27,473
Total	$60,028

The following table summarizes future expected amortization expense (in thousands):

Amortization to be
Years ending December 31,	recognized
2022	$4,199
2023	4,183
2024	3,918
2025	3,454
2026	3,404
2027 and thereafter	22,857
Total	$42,015